Bank deposits, net	12 Months Ended
Dec. 31, 2021
Bank deposits, net
Bank deposits, net
4.	Bank deposits, net

	As of December 31,
	2020	2021
	RMB	RMB
Short-term bank deposits, net(a)	493,282	4,022,119
Long-term bank deposits, net	—	2,004,593
Total	493,282	6,026,712
(a)	Short-term bank deposits of nil and RMB350,000 were held as collateral for the Group’s notes payable as of December 31, 2020 and 2021 (Note 12).

The allowance for credit losses recorded as of December 31, 2020 and 2021 were nil and RMB2,267.